Actuarial Assumptions to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.75%	2.00%	1.88%
Rate of compensation increase	4.25%	4.25%	4.25%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.75%	2.00%	1.88%
Expected long-term return on plan assets	2.00%	2.00%	2.00%
Rate of compensation increase	4.25%	4.25%	4.25%
Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.90%	4.10%	5.20%
Rate of compensation increase	4.00%	5.00%	2.60%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	3.90%	4.10%	5.20%
Expected long-term return on plan assets	1.20%	2.00%	3.00%
Rate of compensation increase	4.00%	5.00%	2.60%